Acquisitions (Details 5) - USD ($)	Feb. 28, 2018	Jul. 02, 2017	Feb. 28, 2017
Common stock	$ 845,098		$ 526,060
Total Purchase Price	$ 67,500
Comencia, Inc. Acquisition [Member]
Common stock		$ 750,000
Total Purchase Price		$ 750,000